Warrants Liabilities - Schedule of Carrying Value of the Warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Value of the Warrants [Abstract]
Beginning balance	$ 1,137,946	$ 562,722
Recognized pursuant to the asset acquisition transaction	1,025,749
Change in fair value during the year	(1,624,868)	575,224	$ (6,697,574)
Ending balance	$ 538,827	$ 1,137,946	$ 562,722